New Standards And Interpretations - Summary of Reconciliation of IAS 17 Non-cancelled Operating Lease Commitment to IFRS 16 Lease Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of I A S17 Noncancelled Operating Lease Liability [Abstract]
Operating lease commitments disclosed as at December 31, 2018			$ 3,263
Add: finance lease liabilities recognized as at December 31, 2018		$ 2,788	$ 90
Discounted using the incremental borrowing rate at January 1, 2019	$ (380)
Short-term leases	(169)
Leases of low-value assets	(16)
Lease liabilities recognized as at January 1, 2019	$ 2,788